MAY 11, 2017

SUPPLEMENT TO

HARTFORD SCHRODERS FUNDS PROSPECTUS (CLASS SDR)

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

HARTFORD SCHRODERS FUNDS PROSPECTUS

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

Effective immediately, the second to last sentence in the section entitled “The Investment Manager and Sub-Advisers – The Investment Sub-Advisers” is deleted in its entirety and replaced with the following:

SIMNA’s address is 7 Bryant Park, New York, NY 10018.

This Supplement should be retained with your Prospectus for future reference.

HV-7317	May 2017

MAY 11, 2017

SUPPLEMENT TO THE

HARTFORD SCHRODERS FUNDS STATEMENT OF ADDITIONAL INFORMATION

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Under the heading “FUND MANAGEMENT — OFFICERS AND INTERESTED DIRECTORS,” the information for Alice A. Pellegrino is deleted in its entirety and the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
ALICE A. PELLEGRINO (1960)	Vice President	Since 2016

Ms. Pellegrino currently serves as Vice President of HLIC and HFMG.  Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Ms. Pellegrino joined The Hartford in 2007.

				N/A	N/A
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017

Mr. Phillips currently serves as Vice President and Senior Counsel for HFMG.  Prior to joining HFMC in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014 – 2016.  Prior to that Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.

				N/A	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.